Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
Revenue Table
The following tables contain the Company’s total revenue, excluding revenue of the Teekay Gas Business (see Note 23), for the years ended December 31, 2022, 2021 and 2020, by contract type, by segment and by business line within segments.

	Year Ended December 31, 2022
	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Marine Services & Other	Total

	$	$	$	$
Time charters	14,738	—	—	14,738
Voyage charters	1,039,262	—	—	1,039,262
FPSO contracts	—	27,064	—	27,064
Management fees and other	9,111	—	100,009	109,120
	1,063,111	27,064	100,009	1,190,184

	Year Ended December 31, 2021
	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Marine Services & Other	Total

	$	$	$	$
Time charters	46,159	—	2,220	48,379
Voyage charters	485,896	—	—	485,896
FPSO contracts	—	47,895	—	47,895
Management fees and other	10,312	—	90,026	100,338
	542,367	47,895	92,246	682,508

	Year Ended December 31, 2020
	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Marine Services & Other	Total

	$	$	$	$
Time charters	127,598	—	17,152	144,750
Voyage charters	741,804	—	—	741,804
FPSO contracts	—	108,952	—	108,952
Management fees and other	17,032	—	133,717	150,749
	886,434	108,952	150,869	1,146,255

Breakdown of lease revenue and non-lease revenue
The following table contains the Company's total revenue, excluding revenue of the Teekay Gas Business (see Note 23), by those contracts or components of contracts accounted for as leases and by those contracts or components not accounted for as leases for the years ended December 31, 2022, 2021 and 2020:

	Year Ended December 31,
	2022	2021	2020
	$	$	$
Lease revenue
Lease revenue from lease payments of operating leases	1,054,000	551,715	945,713
Interest income on lease receivables	—	293	874
Variable lease payments – cost reimbursements (1)	27,064	30,162	43,701
Variable lease payments – other (2)	—	—	5,218
	1,081,064	582,170	995,506
Non-lease revenue
Management fees and other income	109,120	100,338	150,749
Total	1,190,184	682,508	1,146,255
(1)Reimbursement for vessel operating expenditures, dry-docking expenditures and decommissioning expenditures received from the Company's customers relating to such costs incurred by the Company to operate the vessel for the customer or decommission an asset or location.
(2)Compensation from time charter contracts based on spot market rates in excess of a base daily hire amount, production tariffs based on the volume of oil produced, the price of oil, and other monthly or annual operational performance measures.

Direct Financing Lease, Lease Income
The following table lists the components of the net investment in the Company's sales-type lease, excluding such amounts of the Teekay Gas Business (see Note 23):

	December 31, 2022	December 31, 2021
	$	$
Total minimum lease payments to be received	—	11,824
Estimated unguaranteed residual value of leased property	—	2,385
Total net investment in sales-type lease	—	14,209
Less credit loss provision	—	(2,200)
Total net investment in sales-type lease, net	—	12,009
Less current portion	—	(12,009)
Net investment in sales-type lease, net - non-current	—	—